SUMMARY OF RSU ACTIVITY AND RELATED INFORMATION (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Unvested Beginning Balance	5,556	14,706
Weighted-Average Grant Date Fair Value, Unvested Beginning Balance	$ 24.32	$ 47.62
Number of RSUs, Vested	(5,555)	(8,870)
Weighted-Average Grant Date Fair Value, Vested	$ 24.30	$ 60.59
Number of RSUs, Cancelled	(1)	(280)
Weighted-Average Grant Date Fair Value, Cancelled	$ 125.25	$ 98.80
Number of RSUs, Unvested Ending Balance		5,556
Weighted-Average Grant Date Fair Value, Unvested Ending Balance		$ 24.32